Events after the reporting period	12 Months Ended
Dec. 31, 2024
Events after the reporting period
Events after the reporting period

Note 28. Events after the reporting period

The Board’s intention is to convene an extraordinary general meeting to resolve on the distribution of an extraordinary dividend, amounting to Skr 1,000 million. The suggested extraordinary dividend is equal to an amount of Skr 250.62 per share.

On February 13, 2025, Tobias Hornberger was recruited as Chief Financial Officer at SEK. Tobias Hornberger will take up his position in June, 2025.

SEK has also decided on organizational changes that will be effective from March 1, 2025. Jens Hedar will step down from his role as acting CFO and instead take on the role as Head of International Finance. Pontus Davidsson, currently Head of International Finance, will take a new role within the function. Susanna Rystedt, Head of Strategy, Business Development and Communications will take up the role as acting CFO in addition to her current role, until the new CFO joins SEK. The two functions Client Relationship Management and Sustainability will become one combined function where Maria Simonson, currently Head of Sustainability and acting Head of Client Relationship Management will become Head of Client Relationship Management and Sustainability.

No events with significant impact on the information in this report have occurred after the end of the reporting period.